Other financial instruments (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 25, 2022	Dec. 31, 2025	Dec. 31, 2024
Other Financial Instruments
Sales of produced copper percentage	100.00%
Offtake agreement	5 years
Fair value agreement		$ 46,100
Non-cash accumulated loss		$ 49,254	$ 3,347